Note Non-consolidated variable interest entities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2013	Sep. 30, 2011	Dec. 31, 2015	Dec. 31, 2014
PRLP 2011 Holding, LLC
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage		24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets		$ 16.0
Loans Receivable, Description of Variable Rate Basis		5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE		In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans		57.00%
Financed Closing Costs		$ 2.0
Carrying Amount Of Acquisition Loan Before Financed Closing Costs		84.0
Carrying Amount Of Acquisition Loan After Financed Closing Costs		86.0
Total Working Capital Line		20.0
Total Advance Facility		68.5
Cash Received From Investee		48.0
Net Equity Of Investee		63.0
Fair Value Of Assets Sold		$ 148.0
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage	24.90%		24.90%
Equity Method Investment, Underlying Equity in Net Assets	$ 31.0
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	On March 25, 2013, BPPR completed a sale of assets with a book value of $509.0 million, of which $500.6 million were in non-performing status
Purchase Price Of Loans	57.00%
Carrying Amount Of Acquisition Loan After Financed Closing Costs	$ 182.4
Total Working Capital Line	30.0
Total Advance Facility	35.0
Cash Received From Investee	92.3
Net Equity Of Investee	124.0
Fair Value Of Assets Sold	306.0
Assets Sold	509.0
PR Asset Portfolio 2013-1 International, LLC | Unpaid Principal Balance of Loans and Appraisal Value of OREO
Variable Interest Entity [Line Items]
Assets Sold	987.0
PR Asset Portfolio 2013-1 International, LLC | Nonperforming Financing Receivable Member
Variable Interest Entity [Line Items]
Assets Sold	$ 500.6
FNMA, GNMA, FHLMC VIE
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			$ 12,800.0	$ 9,000.0